Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense Recognized in Period	$ 828	$ 1,972	$ 3,062
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	0	189	1,141
Share based compensation expense - Unrecognized compensation cost	$ 2,088
Share Based Compensation Weighted Average Expense Recognition Period	1 year 5 months 23 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense - Unrecognized compensation cost	$ 1,051
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised in period		$ 56	$ 914
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 818
Stock options granted	707
Weighted average grant date fair value of stock options granted in period	$ 3.92
Short-term Incentive Plan - 2015 [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	124
Weighted average grant date fair value of stock options granted in period	$ 2.10
Long-Term Compensation Plans 2014 and 2013 | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense - Unrecognized compensation cost	$ 219